Columbia Acorn Trust (the “Registrant”)

1933 Act Registration No. 2-34223

1940 Act Registration No. 811-1829

February 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Request for Acceleration of Effective Date

Dear Ms. Rowland:

In accordance with Rule 461(a) under the 1933 Act, the Registrant and Columbia Management Investment Distributors, Inc., the Registrant’s principal underwriter, respectfully request acceleration of the Registrant’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Registrant in connection with the reorganization (the “Reorganization”) of Columbia Acorn USA into Columbia Acorn Fund, each a series of the Registrant, that is electronically transmitted herewith.

As you know, the Registrant originally filed a registration on Form N-14 relating to the Reorganization on December 20, 2022 (File No. 333-268903) (the “December N-14”). This Registration Statement is being filed in order to respond to the staff’s comments regarding the December N-14.

Acceleration is being requested so that the effective date of the Registration Statement will coincide with the effective date that was originally requested when the December N-14 was submitted.

If you have any questions or comments regarding the Registration Statement, please call counsel to the Registrant, Mary C. Moynihan, at (202) 654-6254

COLUMBIA ACORN TRUST		COLUMBIA MANAGEMENT INVESTMENT DISTRIBUTORS, INC.

/s/ Stephen Kusmierczak		/s/ Daniel J. Beckman

Name:	Stephen Kusmierczak	Name:	Daniel J. Beckman

Title:	Co-President	Title:	Vice President